T. ROWE PRICE Retirement I 2030 Fund-I Class
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 26.2%
T. Rowe Price Funds:
New Income Fund  889,832 327,326 72,656 117,735,620 1,093,764
International Bond Fund (USD
Hedged)  300,658 111,138 25,560 38,098,851 368,416
Limited Duration Inflation
Focused Bond Fund  292,647 115,010 101,483 56,842,185 299,558
U.S. Treasury Long-Term Index
Fund  200,758 114,441 20,485 26,375,450 290,921
Dynamic Global Bond Fund  220,002 83,016 17,850 28,366,923 272,890
Emerging Markets Bond Fund  166,648 45,649 15,326 17,472,138 171,401
High Yield Fund  162,723 38,397 26,512 26,185,511 166,802
Floating Rate Fund  105,338 49,094 9,072 15,202,224 143,813
Total Bond Mutual Funds (Cost $2,928,949) 2,807,565
EQUITY MUTUAL FUNDS 72.1%
T. Rowe Price Funds:
Value Fund  1,327,787 378,062 132,403 31,594,898 1,422,718
Equity Index 500 Fund  1,253,744 217,332 266,322 10,582,280 1,219,396
Growth Stock Fund (2) 1,195,326 285,197 170,554 12,218,949 1,099,217
International Value Equity Fund  630,834 145,690 52,042 44,143,502 667,891
Overseas Stock Fund  611,434 118,358 54,953 49,273,027 618,377
International Stock Fund  571,775 157,993 66,550 29,399,787 544,190
Mid-Cap Value Fund  343,085 72,285 55,509 9,757,925 331,184
Mid-Cap Growth Fund (2) 286,007 84,791 20,086 2,909,571 300,355
Emerging Markets Stock Fund  304,841 62,785 44,909 5,708,657 240,734
Real Assets Fund  207,529 42,732 13,368 15,764,814 235,684
Emerging Markets Discovery
Stock Fund  114,230 156,375 8,788 16,198,022 228,392
Small-Cap Value Fund  210,876 46,480 16,134 3,821,329 220,300
Small-Cap Stock Fund  214,854 43,589 13,361 3,388,346 212,077
New Horizons Fund (2) 161,257 43,092 10,483 2,297,103 146,578
U.S. Large-Cap Core Fund  93,188 68,208 7,925 4,280,725 140,836
U.S. Equity Research Fund  – 124,418 2,235 2,810,242 117,018
Total Equity Mutual Funds (Cost $6,561,837) 7,744,947
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  944 265,649 265,265 13,598 1,353
Total Other Mutual Funds (Cost $1,329) 1,353

T. ROWE PRICE Retirement I 2030 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 99,270 746,010 658,431 186,848,641 186,849
Total Short-Term Investments (Cost $186,849) 186,849
Total Investments in Securities 100.0%
(Cost $9,678,964) $ 10,740,714
Other Assets Less Liabilities 0.0% 541
Net Assets 100.0% $ 10,741,255
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2030 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 157 MSCI EAFE Index contracts 3/22 (16,955) $ 1,050
Short, 649 Russell 2000 E-Mini Index contracts 3/22 (66,344) 5,224
Long, 14 S&P 500 E-Mini Index contracts 3/22 3,058 12
Net payments (receipts) of variation margin to date (6,145)
Variation margin receivable (payable) on open futures contracts $ 141

T. ROWE PRICE Retirement I 2030 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 3,954 $ (12,278) $ 5,543
Emerging Markets Bond Fund  (554) (25,570) 7,028
Emerging Markets Discovery Stock Fund  6,263 (33,425) 4,113
Emerging Markets Stock Fund  20,268 (81,983) 5,273
Equity Index 500 Fund  38,951 14,642 14,151
Floating Rate Fund  (25) (1,547) 4,081
Growth Stock Fund  147,432 (210,752) —
High Yield Fund  88 (7,806) 7,562
International Bond Fund (USD Hedged)  4,865 (17,820) 5,320
International Stock Fund  41,734 (119,028) 9,382
International Value Equity Fund  8,075 (56,591) 21,308
Limited Duration Inflation Focused Bond Fund  4,494 (6,616) 9,835
Mid-Cap Growth Fund  37,138 (50,357) —
Mid-Cap Value Fund  33,117 (28,677) 5,235
New Horizons Fund  29,765 (47,288) —
New Income Fund  13,218 (50,738) 14,666
Overseas Stock Fund  9,221 (56,462) 15,879
Real Assets Fund  3,455 (1,209) 6,067
Small-Cap Stock Fund  20,297 (33,005) 933
Small-Cap Value Fund  17,414 (20,922) 2,310
Transition Fund  985 25 29
U.S. Equity Research Fund  1,338 (5,165) 460
U.S. Large-Cap Core Fund  10,866 (12,635) 1,216
U.S. Treasury Long-Term Index Fund  (944) (3,793) 3,705
Value Fund  160,337 (150,728) 19,602
U.S. Treasury Money Fund, 0.14% — — 127
Totals $ 611,752# $ (1,019,728) $ 163,825+
# Capital gain distributions from mutual funds represented $467,625 of the net realized gain
(loss).
+ Investment income comprised $163,825 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2030 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2030 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Retirement I 2030 Fund-I Class

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets,

T. ROWE PRICE Retirement I 2030 Fund-I Class

cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
R414-054Q3 02/22